Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,826,000	$ 8,826,000	$ 8,826,000
Accumulated Amortization	(5,747,933)	(4,905,557)	(3,220,807)
Net Carrying Amount	3,078,067	3,920,443	5,605,193
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,000	50,000	50,000
Accumulated Amortization	(22,500)	(21,250)	(18,750)
Net Carrying Amount	27,500	28,750	31,250
Trade names, trademarks, product names, URLs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,555,000	1,555,000	1,555,000
Accumulated Amortization	(713,229)	(585,479)	(329,979)
Net Carrying Amount	841,771	969,521	1,225,021
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,720,000	2,720,000	2,720,000
Accumulated Amortization	(2,102,031)	(1,900,696)	(1,498,029)
Net Carrying Amount	617,969	819,304	1,221,971
Subscriber/customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,219,000	4,219,000	4,219,000
Accumulated Amortization	(2,663,423)	(2,221,882)	(1,338,799)
Net Carrying Amount	1,555,577	1,997,118	2,880,201
Lead pool [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	282,000	282,000	282,000
Accumulated Amortization	(246,750)	(176,250)	(35,250)
Net Carrying Amount	$ 35,250	$ 105,750	$ 246,750